EARNINGS PER SHARE (Schedule of Basic and Diluted Earnings Per Share) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	82,163,135		78,101,205		77,365,156
Denominator used for basic earnings per share	82,163,135		78,101,205		77,365,156
Earnings per share-basic	$ 3.08		$ 3.82		$ 1.96
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	82,163,135		78,101,205		77,365,156
Employee stock options	6,816,422	[1]	7,918,231	[1]
Denominator used for diluted earnings per share	92,208,620		84,602,678		81,924,565
Earnings per share-diluted	$ 2.87		$ 3.54		$ 1.85
Common Class A [Member]
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share-basic	$ 178,214		$ 205,561		$ 104,055
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	57,826,485		53,764,555		53,028,506
Denominator used for basic earnings per share	57,826,485		53,764,555		53,028,506
Earnings per share-basic	$ 3.08		$ 3.82		$ 1.96
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share	177,993		205,687		103,169
Effect of convertible senior notes	11,032		566
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share-diluted after assumed conversion	189,025		206,253		103,169
Reallocation of net income attributable to ordinary shareholders as a result of conversion of Class B to Class A shares	75,224		92,922		48,641
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	57,826,485		53,764,555		53,028,506
Conversion of Class B to Class A ordinary shares	24,336,650		24,336,650		24,336,650
Employee stock options	6,106,284		6,297,183		4,559,409
Convertible senior notes	3,939,200		204,290
Denominator used for diluted earnings per share	92,208,620		84,602,678		81,924,565
Earnings per share-diluted	$ 2.87		$ 3.54		$ 1.85
Common Class A [Member] | Stock Conversion After Conversion Period [Member]
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share-diluted after assumed conversion	264,249		299,175		151,810
Common Class B [Member]
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share-basic	75,003		93,048		47,755
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	24,336,650		24,336,650		24,336,650
Denominator used for basic earnings per share	24,336,650		24,336,650		24,336,650
Earnings per share-basic	$ 3.08		$ 3.82		$ 1.96
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share	75,224		92,922		48,641
Effect of convertible senior notes
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share-diluted after assumed conversion	75,224		92,922		48,641
Reallocation of net income attributable to ordinary shareholders as a result of conversion of Class B to Class A shares
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	24,336,650		24,336,650		24,336,650
Conversion of Class B to Class A ordinary shares
Employee stock options	1,912,500		1,912,500		1,912,500
Convertible senior notes
Denominator used for diluted earnings per share	26,249,150		26,249,150		26,249,150
Earnings per share-diluted	$ 2.87		$ 3.54		$ 1.85
Common Class B [Member] | Stock Conversion After Conversion Period [Member]
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share-diluted after assumed conversion	$ 75,224		$ 92,922		$ 48,641

[1]	Included both Class A and Class B ordinary shares.